Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of related party transactions
	Years ended December 31
	2020	2019
Universal Mineral Services Ltd.(1)
Exploration and evaluation costs:
Québec	$157	$-
Nunavut	200	301
British Columbia	106	154
Peru	152	221
Fees, salaries and other employee benefits	284	346
Insurance	-	3
Legal and professional fees	12	2
Marketing and investor relations	141	85
Office and administration	460	327
Project investigation costs	170	44
Total transactions for the year	$1,682	$1,483

(1) Universal Mineral Services Ltd. (“UMS”) is a private company with one director in common, Mr. Ivan Bebek. UMS provides geological, financial, and transactional advisory services as well as administrative services to the Company on an ongoing, cost recovery basis. Having these services available through UMS, on an as needed basis, allows the Company to maintain a more efficient and cost-effective corporate overhead structure by hiring fewer full-time employees and engaging outside professional advisory firms less frequently. The agreement has an indefinite term and can be terminated by either party upon providing due notice.

Disclosure of key management personnel remuneration
	Years ended December 31
	2020	2019
Short-term benefits provided to executives (1)(2)	$1,985	$1,469
Directors’ fees paid to non-executive directors	313	154
Share-based payments (2)	1,998	2,244
Total (3)	$4,296	$3,867

(1) Short-term employee benefits include salaries, bonuses payable within twelve months of the date of the consolidated statement of financial position, and other annual employee benefits.

(2) As a result of the Transaction and the formation of a new board of directors and management team, certain former key management personnel of the Company were provided with transition contracts to support the formation of Fury Gold. For the period from October 9, 2020 to December 31, 2020, $79 of short-term benefits and $283 of share-based payment expense was recognized in respect of these transition arrangements.

(3) The renumeration for key management personnel in the table is the combined total for both continuing operations and the discontinued operation of the Peru properties transferred to the Spincos (note 4i).